Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Other Noncurrent Assets [Line Items]
Other assets	¥ 76,957,992	$ 11,054,324	¥ 25,701,523
Acquisition Deposits
Other Noncurrent Assets [Line Items]
Other assets	38,869,400	5,583,240	18,120,615
Rental Deposit
Other Noncurrent Assets [Line Items]
Other assets	6,685,000	960,240	5,065,000
Interest Receivable
Other Noncurrent Assets [Line Items]
Other assets	17,326,910	2,488,855
Returnable Consideration from the Acquisition of Urban Hotel Group
Other Noncurrent Assets [Line Items]
Other assets	3,333,421	478,816
Others
Other Noncurrent Assets [Line Items]
Other assets	¥ 10,743,261	$ 1,543,173	¥ 2,515,908